Shareholder Report, Holdings (Details) - NTAM Treasury Assets Fund	Mar. 31, 2026
U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%